Insurance Contracts - Summary of Loss Development Tables for Non-Life Insurance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	₩ 1,112,723	₩ 967,498
Gross cumulative claim payments (B)	876,063	747,072
Difference (A-B)	236,660	220,426
After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	10,282,470	9,706,572
Gross cumulative claim payments (B)	8,535,308	8,058,642
Difference (A-B)	1,747,162	1,647,930
After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	10,076,529	8,741,035
Gross cumulative claim payments (B)	9,685,693	8,373,482
Difference (A-B)	390,836	367,553
After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	979,513	873,840
Gross cumulative claim payments (B)	893,533	799,967
Difference (A-B)	85,980	73,873
After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	8,601,032	8,162,238
Gross cumulative claim payments (B)	8,310,028	7,889,761
Difference (A-B)	291,004	272,477
After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	10,825,380	9,465,795
Gross cumulative claim payments (B)	10,735,807	9,375,248
Difference (A-B)	89,573	90,547
After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	719,261	622,445
Gross cumulative claim payments (B)	688,876	591,739
Difference (A-B)	30,385	30,706
After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	7,019,867	6,589,686
Gross cumulative claim payments (B)	6,884,458	6,466,455
Difference (A-B)	135,409	123,231
After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	8,652,177	7,469,136
Gross cumulative claim payments (B)	8,610,434	7,426,879
Difference (A-B)	41,743	42,257
After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	456,939	384,466
Gross cumulative claim payments (B)	440,097	369,578
Difference (A-B)	16,842	14,888
After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	5,414,685	5,137,820
Gross cumulative claim payments (B)	5,349,679	5,074,686
Difference (A-B)	65,006	63,134
After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	6,423,035	5,576,258
Gross cumulative claim payments (B)	6,401,337	5,557,422
Difference (A-B)	21,698	18,836
After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	207,252	180,160
Gross cumulative claim payments (B)	202,548	175,063
Difference (A-B)	4,704	5,097
After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	3,938,725	3,779,268
Gross cumulative claim payments (B)	3,900,843	3,747,521
Difference (A-B)	37,882	31,747
After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	4,473,333	3,900,047
Gross cumulative claim payments (B)	4,465,721	3,892,929
Difference (A-B)	7,612	7,118
After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,580,221	2,485,525
Gross cumulative claim payments (B)	2,553,375	2,470,416
Difference (A-B)	26,846	15,109
After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,783,812	2,396,855
Gross cumulative claim payments (B)	2,779,932	2,395,026
Difference (A-B)	3,880	1,829
After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,282,673	1,217,006
Gross cumulative claim payments (B)	1,264,247	1,210,632
Difference (A-B)	18,426	6,374
After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,275,520	1,124,628
Gross cumulative claim payments (B)	1,274,908	1,123,868
Difference (A-B)	612	760
2014.1.1 ~ 2014.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,174,611
Gross cumulative claim payments (B)		969,211
2014.1.1 ~ 2014.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		789,088
Gross cumulative claim payments (B)		744,944
2014.1.1 ~ 2014.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,193,833
Gross cumulative claim payments (B)		1,150,462
2014.1.1 ~ 2014.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,083,049
Gross cumulative claim payments (B)		1,065,792
2014.1.1 ~ 2014.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,205,524
Gross cumulative claim payments (B)		1,180,953
2014.1.1 ~ 2014.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,114,820
Gross cumulative claim payments (B)		1,104,468
2014.1.1 ~ 2014.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,212,025
Gross cumulative claim payments (B)		1,196,387
2014.1.1 ~ 2014.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,119,206
Gross cumulative claim payments (B)		1,114,341
2014.1.1 ~ 2014.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,212,162
Gross cumulative claim payments (B)		1,204,580
2014.1.1 ~ 2014.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,122,191
Gross cumulative claim payments (B)		1,119,531
2014.1.1 ~ 2014.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,214,524
Gross cumulative claim payments (B)		1,208,421
2014.1.1 ~ 2014.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,123,240
Gross cumulative claim payments (B)		1,122,378
2014.1.1 ~ 2014.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,217,006
Gross cumulative claim payments (B)		1,210,632
2014.1.1 ~ 2014.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,124,628
Gross cumulative claim payments (B)		1,123,868
2015.1.1 ~ 2015.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,227,107	1,227,106
Gross cumulative claim payments (B)	1,020,975	1,020,975
2015.1.1 ~ 2015.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	885,476	885,476
Gross cumulative claim payments (B)	836,472	836,471
2015.1.1 ~ 2015.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,245,781	1,245,780
Gross cumulative claim payments (B)	1,198,240	1,198,241
2015.1.1 ~ 2015.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,219,394	1,219,394
Gross cumulative claim payments (B)	1,205,130	1,205,130
2015.1.1 ~ 2015.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,256,059	1,256,058
Gross cumulative claim payments (B)	1,228,357	1,228,357
2015.1.1 ~ 2015.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,256,051	1,256,051
Gross cumulative claim payments (B)	1,248,475	1,248,475
2015.1.1 ~ 2015.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,263,044	1,263,044
Gross cumulative claim payments (B)	1,245,780	1,245,779
2015.1.1 ~ 2015.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,266,881	1,266,881
Gross cumulative claim payments (B)	1,262,528	1,262,528
2015.1.1 ~ 2015.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,267,142	1,267,142
Gross cumulative claim payments (B)	1,254,186	1,254,187
2015.1.1 ~ 2015.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,270,967	1,270,967
Gross cumulative claim payments (B)	1,269,557	1,269,557
2015.1.1 ~ 2015.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,271,000	1,271,001
Gross cumulative claim payments (B)	1,261,995	1,261,995
2015.1.1 ~ 2015.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,273,615	1,273,615
Gross cumulative claim payments (B)	1,272,648	1,272,648
2015.1.1 ~ 2015.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,282,673	0
Gross cumulative claim payments (B)	1,264,247	0
2015.1.1 ~ 2015.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,275,520	0
Gross cumulative claim payments (B)	1,274,908	0
2016.1.1 ~ 2016.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		145,618
Gross cumulative claim payments (B)		108,098
2016.1.1 ~ 2016.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,276,939	1,276,939
Gross cumulative claim payments (B)	1,052,830	1,052,830
2016.1.1 ~ 2016.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,064,744	1,064,744
Gross cumulative claim payments (B)	1,017,243	1,017,243
2016.1.1 ~ 2016.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		167,818
Gross cumulative claim payments (B)		151,282
2016.1.1 ~ 2016.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,281,381	1,281,381
Gross cumulative claim payments (B)	1,235,656	1,235,656
2016.1.1 ~ 2016.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,437,574	1,437,573
Gross cumulative claim payments (B)	1,424,948	1,424,948
2016.1.1 ~ 2016.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		171,206
Gross cumulative claim payments (B)		162,059
2016.1.1 ~ 2016.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,287,728	1,287,728
Gross cumulative claim payments (B)	1,264,651	1,264,651
2016.1.1 ~ 2016.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,485,839	1,485,839
Gross cumulative claim payments (B)	1,477,415	1,477,415
2016.1.1 ~ 2016.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		178,265
Gross cumulative claim payments (B)		170,353
2016.1.1 ~ 2016.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,294,735	1,294,735
Gross cumulative claim payments (B)	1,282,346	1,282,346
2016.1.1 ~ 2016.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,500,403	1,500,403
Gross cumulative claim payments (B)	1,496,556	1,496,556
2016.1.1 ~ 2016.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		180,160
Gross cumulative claim payments (B)		175,063
2016.1.1 ~ 2016.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,299,964	1,299,964
Gross cumulative claim payments (B)	1,288,754	1,288,754
2016.1.1 ~ 2016.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,506,889	1,506,889
Gross cumulative claim payments (B)	1,503,841	1,503,841
2016.1.1 ~ 2016.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,309,221	0
Gross cumulative claim payments (B)	1,291,380	0
2016.1.1 ~ 2016.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,510,197	0
Gross cumulative claim payments (B)	1,507,284	0
2016.1.1 ~ 2016.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2016.1.1 ~ 2016.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2017.1.1 ~ 2017.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	169,234	168,409
Gross cumulative claim payments (B)	133,254	132,430
2017.1.1 ~ 2017.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,342,998	1,342,998
Gross cumulative claim payments (B)	1,104,158	1,104,158
2017.1.1 ~ 2017.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,184,224	1,184,224
Gross cumulative claim payments (B)	1,130,868	1,130,868
2017.1.1 ~ 2017.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	201,406	200,699
Gross cumulative claim payments (B)	185,107	184,333
2017.1.1 ~ 2017.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,348,828	1,348,828
Gross cumulative claim payments (B)	1,306,235	1,306,235
2017.1.1 ~ 2017.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,614,903	1,614,903
Gross cumulative claim payments (B)	1,599,227	1,599,227
2017.1.1 ~ 2017.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	205,075	204,368
Gross cumulative claim payments (B)	194,511	193,780
2017.1.1 ~ 2017.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,358,867	1,358,867
Gross cumulative claim payments (B)	1,335,962	1,335,962
2017.1.1 ~ 2017.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,670,929	1,670,929
Gross cumulative claim payments (B)	1,662,978	1,662,978
2017.1.1 ~ 2017.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	206,856	206,201
Gross cumulative claim payments (B)	199,926	199,225
2017.1.1 ~ 2017.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,368,016	1,368,016
Gross cumulative claim payments (B)	1,350,174	1,350,174
2017.1.1 ~ 2017.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,689,768	1,689,768
Gross cumulative claim payments (B)	1,683,997	1,683,997
2017.1.1 ~ 2017.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	207,252	0
Gross cumulative claim payments (B)	202,548	0
2017.1.1 ~ 2017.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,371,619	0
Gross cumulative claim payments (B)	1,357,903	0
2017.1.1 ~ 2017.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,695,477	0
Gross cumulative claim payments (B)	1,692,323	0
2017.1.1 ~ 2017.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2017.1.1 ~ 2017.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2017.1.1 ~ 2017.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2017.1.1 ~ 2017.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	200,968	200,968
Gross cumulative claim payments (B)	153,770	153,770
2018.1.1 ~ 2018.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,468,784	1,468,784
Gross cumulative claim payments (B)	1,224,820	1,224,820
2018.1.1 ~ 2018.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,372,706	1,372,706
Gross cumulative claim payments (B)	1,319,613	1,319,613
2018.1.1 ~ 2018.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	241,471	241,474
Gross cumulative claim payments (B)	217,955	217,955
2018.1.1 ~ 2018.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,471,807	1,471,807
Gross cumulative claim payments (B)	1,428,973	1,428,973
2018.1.1 ~ 2018.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,881,046	1,881,046
Gross cumulative claim payments (B)	1,868,434	1,868,434
2018.1.1 ~ 2018.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	246,499	246,871
Gross cumulative claim payments (B)	235,900	235,900
2018.1.1 ~ 2018.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,481,509	1,481,509
Gross cumulative claim payments (B)	1,456,532	1,456,532
2018.1.1 ~ 2018.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,941,497	1,941,497
Gross cumulative claim payments (B)	1,933,543	1,933,543
2018.1.1 ~ 2018.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	250,083	0
Gross cumulative claim payments (B)	240,171	0
2018.1.1 ~ 2018.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,488,890	0
Gross cumulative claim payments (B)	1,471,379	0
2018.1.1 ~ 2018.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,965,983	0
Gross cumulative claim payments (B)	1,958,256	0
2018.1.1 ~ 2018.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	219,419	219,881
Gross cumulative claim payments (B)	185,645	185,645
2019.1.1 ~ 2019.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,591,793	1,591,793
Gross cumulative claim payments (B)	1,332,849	1,332,849
2019.1.1 ~ 2019.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,626,481	1,626,481
Gross cumulative claim payments (B)	1,574,696	1,574,696
2019.1.1 ~ 2019.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	263,105	263,849
Gross cumulative claim payments (B)	246,397	246,397
2019.1.1 ~ 2019.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,620,609	1,620,609
Gross cumulative claim payments (B)	1,570,194	1,570,194
2019.1.1 ~ 2019.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,229,830	2,229,830
Gross cumulative claim payments (B)	2,211,717	2,211,717
2019.1.1 ~ 2019.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	267,687	0
Gross cumulative claim payments (B)	258,465	0
2019.1.1 ~ 2019.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,635,704	0
Gross cumulative claim payments (B)	1,598,956	0
2019.1.1 ~ 2019.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,297,861	0
Gross cumulative claim payments (B)	2,288,023	0
2019.1.1 ~ 2019.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	232,622	232,622
Gross cumulative claim payments (B)	167,129	167,129
2020.1.1 ~ 2020.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,624,341	1,624,341
Gross cumulative claim payments (B)	1,353,799	1,353,799
2020.1.1 ~ 2020.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,818,316	1,818,316
Gross cumulative claim payments (B)	1,749,647	1,749,647
2020.1.1 ~ 2020.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	273,531	0
Gross cumulative claim payments (B)	244,074	0
2020.1.1 ~ 2020.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,632,626	0
Gross cumulative claim payments (B)	1,570,730	0
2020.1.1 ~ 2020.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,442,633	0
Gross cumulative claim payments (B)	2,426,351	0
2020.1.1 ~ 2020.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	₩ 0
2021.1.1 ~ 2021.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	290,480
Gross cumulative claim payments (B)	236,265
2021.1.1 ~ 2021.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,750,508
Gross cumulative claim payments (B)	1,445,877
2021.1.1 ~ 2021.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,124,582
Gross cumulative claim payments (B)	2,057,154
2021.1.1 ~ 2021.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2021.1.1 ~ 2021.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	₩ 0